Other Equity Instruments - Summary of Coupon Details - Non-cumulative Subordinated Notes (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of other equity instruments [Line Items]
Borrowings		€ 13,635	€ 13,153
USD 525 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	8.00%	8.00%
Coupon date, as of	Quarterly, February 15
Year of next call	2018
Borrowings		€ 271	271	€ 271
Principal amount | $	$ 525,000,000
Non-cumulative subordinated notes [member]
Disclosure of other equity instruments [Line Items]
Borrowings		€ 3,008	3,008	€ 3,008
Non-cumulative subordinated notes [member] | Aegon N.V [member] | USD 525 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	8.00%	8.00%
Coupon date, as of	Quarterly, February 15
Year of next call	2018
Borrowings		€ 271	€ 271
Principal amount | $	$ 525,000,000